Document and Entity Information	Feb. 17, 2020
Cover [Abstract]
Entity Registrant Name	FRANKLIN RESOURCES INC
Amendment Flag	false
Entity Central Index Key	0000038777
Document Type	8-K
Document Period End Date	Feb. 17, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-09318
Entity Tax Identification Number	13-2670991
Entity Address, Address Line One	One Franklin Parkway
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	(650)
Local Phone Number	312-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	BEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false